Summary of Tax Effects of Temporary Differences Included in Net Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014 [1]
Deferred tax assets
Future policy benefits and claims	$ 825	$ 839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439
Gross deferred tax assets	1,839	1,780
Valuation allowance	(17)	(17)
Gross deferred tax assets, net of valuation allowance	1,822	1,763
Deferred tax liabilities
Deferred policy acquisition costs	1,502	1,113
Available-for-sale securities	315	839
Other	249	209
Gross deferred tax liabilities	2,066	2,161
Net deferred tax liability	$ 244	$ 398

[1]	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, other assets and other liabilities to conform with current year presentation.